STABLECOIN (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Stablecoin Abstract
Schedule of stablecoin

	March 31,
	2026	2025
USDC	$—	$—
USDT	21	—
Stablecoin	$21	$—

Schedule of stablecoin purchases

	For the fiscal year ended
	March 31,
	2026
	USDC	USDT	Total
Digital asset value as of April 1	$—	$—	$—
Contribution of Stablecoin	5,411	10	5,421
Proceeds from sale of digital assets	—	21	21
Stablecoin used to settle operating costs	(2,413)	(311)	(2,724)
Stablecoin sold	(2,100)	—	(2,100)
Proceeds from external debt drawdown	2,100	—	2,100
Purchases of stablecoin	—	311	311
Stablecoin used to purchase digital assets	(2,998)	(10)	(3,008)
Stablecoin value as of March 31	$—	$21	$21